UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2014 – September 30, 2014

Item 1.  Schedule of Investments.

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2014

Shares	Security Description	Value
Equity Securities - 95.0%
Common Stock - 95.0%
Australia - 2.4%
48,148	APN News & Media, Ltd. (a)	$34,568
15,565	Decmil Group, Ltd.	24,258
68,400	Echo Entertainment Group, Ltd.	196,431
25,243	GrainCorp, Ltd., Class A	188,968
252,394	Orora, Ltd.	362,413
22,379	Tassal Group, Ltd.	72,106
		878,744
Austria - 1.8%
10,833	BUWOG AG (a)	214,475
980	CAT Oil AG	18,678
3,008	Oesterreichische Post AG	144,258
7,800	Palfinger AG	246,295
533	Semperit AG Holding	24,572
1,948	Zumtobel Group AG	36,451
		684,729
Belgium - 0.9%
11,752	AGFA-Gevaert NV (a)	30,978
2,132	Cie d'Entreprises CFE	220,031
1,957	Melexis NV	89,219
		340,228
Bermuda - 0.7%
32,844	Catlin Group, Ltd.	277,939

Brazil - 1.9%
47,000	BR Properties SA	247,697
14,383	Magazine Luiza SA	43,835
79,006	MRV Engenharia e Participacoes SA	262,734
38,083	QGEP Participacoes SA	144,693
		698,959
Canada - 2.2%
34,240	Canam Group, Inc.	325,600
3,978	Dominion Diamond Corp. (a)	56,511
25,386	Genesis Land Development Corp. (a)	111,069
46,700	Penn West Petroleum, Ltd.	316,490
		809,670
China - 2.2%
376,836	China Lesso Group Holdings, Ltd.	187,815
398,000	Daphne International Holdings, Ltd.	201,438
658,000	SPT Energy Group, Inc.	229,648
210,000	Zhejiang Expressway Co., Ltd.	213,385
		832,286
Denmark - 1.0%
6,732	D/S Norden A/S	172,825
8,530	Matas A/S	196,115
		368,940
Shares	Security Description	Value

Faroe Islands - 0.1%
872	Bakkafrost P/F	$18,798

Finland - 1.6%
13,020	Amer Sports Oyj	261,639
1,907	Cramo OYJ	27,025
5,534	F-Secure OYJ	17,404
27,350	Sanitec Corp. (a)	252,995
4,764	Technopolis OYJ	24,189
		583,252
France - 1.9%
223	Boiron SA	18,632
768	Cegedim SA (a)	24,192
3,740	Neopost SA	274,878
1,918	Saft Groupe SA	65,263
15,699	Technicolor SA (a)	102,455
4,616	Vallourec SA	212,279
		697,699
Germany - 8.9%
2,265	Aareal Bank AG	98,498
650	Amadeus Fire AG	45,450
5,280	Aurubis AG	261,154
6,670	Carl Zeiss Meditec AG	193,765
770	Cewe Stiftung & Co. KGAA	50,845
32,680	Deutz AG	173,279
11,643	Dialog Semiconductor PLC (a)	327,128
7,331	DMG MORI SEIKI AG	207,272
5,696	Duerr AG	416,048
951	Homag Group AG	32,612
2,569	Krones AG	223,435
7,302	KUKA AG	442,325
675	Nemetschek AG	65,050
17,505	Nordex SE (a)	322,912
1,871	Norma Group SE	78,268
2,230	Pfeiffer Vacuum Technology AG	187,727
3,856	Rheinmetall AG	185,559
		3,311,327
Gibraltar - 1.2%
63,044	888 Holdings PLC	132,865
222,200	Bwin.Party Digital Entertainment PLC	327,079
		459,944
Hong Kong - 4.8%
125,000	Brightoil Petroleum Holdings, Ltd. (a)	39,280
45,586	China Cord Blood Corp. (a)	222,915
351,041	Dah Chong Hong Holdings, Ltd.	202,988
34,400	Dah Sing Financial Holdings, Ltd.	209,106
1,381,200	Dorsett Hospitality International, Ltd.	247,251
80,000	Emperor International Holdings, Ltd.	17,309
71,000	Far East Consortium International, Ltd.	25,877
58,000	IT, Ltd.	19,496

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2014

Shares	Security Description	Value

340,000	Ju Teng International Holdings, Ltd.	$196,166
284,000	Lee & Man Chemical Co., Ltd.	168,977
67,500	Lifestyle International Holdings, Ltd. (b)	126,918
1,969,254	REXLot Holdings, Ltd.	200,353
102,000	Tianjin Development Holdings, Ltd.	94,186
		1,770,822
Indonesia - 0.4%
680,900	Tempo Scan Pacific Tbk PT	141,377

Ireland - 0.7%
12,011	Smurfit Kappa Group PLC	262,450

Isle Of Man - 1.1%
7,565	Optimal Payments PLC (a)	62,976
28,410	Playtech PLC	330,688
		393,664
Italy - 2.9%
5,105	ACEA SpA	61,964
13,104	Ansaldo STS SpA	148,049
9,790	Banca Generali SpA	258,805
7,321	Biesse SpA	75,361
9,842	Brembo SpA	322,210
1,577	De' Longhi	31,750
12,600	MARR SpA	195,748
		1,093,887
Japan - 25.4%
2,100	Aeon Delight Co., Ltd.	51,105
33,700	Alpine Electronics, Inc.	555,240
9,800	Arcs Co., Ltd.	204,980
48,100	Bic Camera, Inc.	453,480
1,600	BML, Inc.	50,476
12,900	Canon Marketing Japan, Inc.	248,414
19,000	Chiyoda Corp.	209,793
34,000	Chugoku Marine Paints, Ltd.	255,136
11,000	Daihen Corp.	42,726
1,100	Daikokutenbussan Co., Ltd.	32,847
5,500	Daiseki Co., Ltd.	102,403
63,000	Denki Kagaku Kogyo KK	206,218
9,800	Doutor Nichires Holdings Co., Ltd.	155,299
3,800	Dr Ci:Labo Co., Ltd.	124,386
51,500	EDION Corp.	325,411
14,700	EPS Corp.	189,924
9,200	FIDEA Holdings Co., Ltd.	20,132
8,800	Geo Holdings Corp.	75,824
1,400	Heiwado Co., Ltd.	23,526
46,900	Hitachi Zosen Corp.	276,675
3,700	Hogy Medical Co., Ltd.	196,006
10,600	Hokuto Corp.	191,365
500	Inaba Denki Sangyo Co., Ltd.	16,822
11,000	IT Holdings Corp.	192,469
17,000	J-Oil Mills, Inc.	56,111
Shares	Security Description	Value

62,800	JVC Kenwood Corp. (a)	$156,893
3,200	Kaga Electronics Co., Ltd.	36,967
93,000	Kanematsu Corp.	149,241
1,400	Kato Sangyo Co., Ltd.	29,372
36,000	Makino Milling Machine Co., Ltd.	266,205
12,000	Marudai Food Co., Ltd.	44,860
32,000	Marui Group Co., Ltd.	263,469
13,000	Ministop Co., Ltd.	181,235
116,500	Monex Group, Inc.	303,798
37,000	Morinaga Milk Industry Co., Ltd.	119,088
11,100	Nabtesco Corp.	266,076
2,300	NEC Networks & System Integration Corp.	51,966
61,200	Round One Corp.	368,288
9,900	Ryosan Co., Ltd.	213,029
10,000	Sakai Chemical Industry Co., Ltd.	32,277
7,000	Sanshin Electronics Co., Ltd.	52,145
22,000	Sanyo Shokai, Ltd.	48,343
12,000	Seino Holdings Co., Ltd.	96,175
36,000	Shindengen Electric Manufacturing Co., Ltd.	245,854
34,000	SKY Perfect JSAT Holdings, Inc.	199,954
14,600	Star Micronics Co., Ltd.	214,723
77,000	Sumitomo Heavy Industries, Ltd.	433,180
68,800	Takara Leben Co., Ltd.	255,942
4,900	Take And Give Needs Co., Ltd.	52,451
81,000	The Nishi-Nippon City Bank, Ltd.	216,394
51,000	The Nisshin Oillio Group, Ltd.	171,589
9,000	The Shikoku Bank, Ltd.	19,366
21,000	Toyo Kanetsu KK	50,932
5,300	Unipres Corp.	103,850
3,800	Warabeya Nichiyo Co., Ltd.	68,222
8,600	Xebio Co., Ltd.	130,402
2,700	Yuasa Trading Co., Ltd.	52,363
12,300	Yushin Precision Equipment Co., Ltd.	268,262
		9,419,679
Jersey - 0.7%
21,670	Phoenix Group Holdings	255,749

Malaysia - 1.2%
32,400	Berjaya Sports Toto Bhd	37,728
9,700	Malaysian Pacific Industries Bhd	16,736
281,500	Media Prima Bhd	191,357
30,800	Press Metal Bhd	58,680
227,100	Supermax Corp. Bhd	152,300
		456,801
Malta - 0.1%
1,020	Unibet Group PLC, SDR	51,311

Mexico - 1.3%
474,124	Consorcio ARA SAB de CV (a)	215,695
32,219	Corp Inmobiliaria Vesta SAB de CV	69,329

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2014

Shares	Security Description	Value

87,500	TF Administradora Industrial S de RL de CV REIT (a)	$192,780
		477,804
Netherlands - 2.6%
4,723	BE Semiconductor Industries NV	83,515
11,344	Delta Lloyd NV	273,594
5,250	Nutreco NV	191,106
50,586	TomTom NV (a)	403,610
		951,825
Norway - 3.2%
1,404	Aker ASA, Class A	46,110
35,873	Austevoll Seafood ASA	238,418
17,375	Cermaq ASA	261,649
273,786	Dolphin Group AS (a)	146,167
15,032	Kongsberg Automotive ASA (a)	15,653
890	Kongsberg Gruppen AS	20,294
11,689	Salmar ASA	206,499
311,000	Vard Holdings, Ltd. (a)	207,220
3,126	Veidekke ASA	31,504
		1,173,514
Poland - 0.6%
4,910	Budimex SA	204,450

Portugal - 0.5%
29,500	Mota-Engil SGPS SA	190,548

Republic Of South Korea - 2.2%
24,686	Bixolon Co., Ltd.	244,462
8,200	GS Retail Co., Ltd.	202,426
7,667	SL Corp.	158,390
19,104	Tongyang Life Insurance	207,288
		812,566
Singapore - 0.7%
50,000	Singapore Post, Ltd.	70,354
32,000	Venture Corp., Ltd.	190,891
		261,245
South Africa - 0.5%
553,359	KAP Industrial Holdings, Ltd.	198,141

Spain - 0.4%
87,034	Deoleo SA (a)	42,872
7,228	Papeles y Cartones de Europa SA	41,539
16,209	Zeltia SA (a)	58,347
		142,758
Sweden - 2.3%
7,284	Byggmax Group AB	47,443
6,813	Clas Ohlson AB, Class B	115,423
1,478	Duni AB, Class A	18,536
7,057	Haldex AB	81,905
15,096	Intrum Justitia AB	425,516
3,863	JM AB	123,556

Shares	Security Description	Value

4,197	Klovern AB	$20,241
589	Loomis AB, Class B	16,855
		849,475
Switzerland - 2.9%
3,540	Coltene Holding AG	216,916
215	Forbo Holding AG	219,684
9,230	Gategroup Holding AG (a)	198,677
523	Georg Fischer AG	308,147
1,170	U-Blox AG (a)	144,856
		1,088,280
Taiwan - 2.1%
71,000	Ability Enterprise Co., Ltd.	40,262
234,300	China Life Insurance Co., Ltd.	193,328
51,000	Cleanaway Co., Ltd.	255,675
15,000	Elite Semiconductor Memory Technology, Inc.	24,483
209,000	King's Town Bank Co., Ltd.	231,195
28,000	Unizyx Holding Corp.	18,317
		763,260
Thailand - 0.5%
27,800	Thai Stanley Electric PCL, Class F	191,192

Turkey - 0.4%
184,868	Turkiye Sinai Kalkinma Bankasi AS	155,914

United Arab Emirates - 0.6%
21,428	Dragon Oil PLC	207,212

United Kingdom - 9.6%
75,000	Arrow Global Group PLC	322,508
6,960	Bellway PLC	176,808
14,280	Berendsen PLC	226,870
19,549	Bovis Homes Group PLC	246,880
18,200	Drax Group PLC	190,749
37,430	Fenner PLC	192,719
1,169	Go-Ahead Group PLC	48,250
7,760	Greggs PLC	74,474
28,919	Halfords Group PLC	222,455
81,817	Home Retail Group PLC	221,372
11,394	Kennedy Wilson Europe Real Estate PLC	201,708
25,320	Lookers PLC	55,004
271,258	McBride PLC	382,582
27,700	Michael Page International PLC	187,976
29,850	Novae Group PLC	259,861
40,509	Pace PLC	195,766
52,127	QinetiQ Group PLC	189,715
8,013	WS Atkins PLC	171,082
		3,566,779
Virgin Islands, British - 0.5%
236,453	Symphony International Holdings, Ltd.	185,024

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2014

Shares	Security Description		Value

Total Common Stock (Cost $37,235,711)			$35,228,242

Shares	Security Description	Rate	Value

Preferred Stock - 0.0%
Brazil - 0.0%
1,875	Cia Energetica de Sao Paulo, Class B (Cost $27,072)	0.56%	20,307

Total Equity Securities (Cost $37,262,783)			35,248,549

Shares	Security Description		Value

Money Market Funds - 4.2%
1,549,664	Short-Term Investments Trust Liquid Asset Portfolio, 0.01% (c) (Cost $1,549,664)		1,549,664

Total Investments - 99.2% (Cost $38,812,447)*			$36,798,213
Other Assets & Liabilities, Net – 0.8%			300,387
Net Assets – 100.0%			$37,098,600

PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $126,918 or 0.3% of net assets.
(c)	Variable rate security. Rate presented is as of September 30, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$596,556
Gross Unrealized Depreciation	(2,610,790)
Net Unrealized Depreciation	$(2,014,234)

As of September 30, 2014, the Acuitas International Small Cap Fund had the following forward currency contracts outstanding:

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
50,162	Brazilian Real	10/02/14	$(20,628)	$(135)
66,485	Canadian Dollars	10/03/14	(59,147)	363
(174,613)	Hong Kong Dollar	10/06/14	22,487	1
(23,985,022)	Japanese Yen	10/01/14	219,325	633
(3,233)	Pounds Sterling	10/01/14	5,252	11
49,361	Pounds Sterling	10/03/14	(80,014)	(151)
130,411	Swedish Krona	10/03/14	(18,067)	(1)
17,090	Swiss Franc	10/03/14	(17,905)	(39)
				$682

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of September 30, 2014.

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2014

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Australia	$878,744	$-	$-	$878,744
Austria	684,729	-	-	684,729
Belgium	340,228	-	-	340,228
Bermuda	277,939	-	-	277,939
Brazil	698,959	-	-	698,959
Canada	809,670	-	-	809,670
China	832,286	-	-	832,286
Denmark	368,940	-	-	368,940
Faroe Islands	18,798	-	-	18,798
Finland	583,252	-	-	583,252
France	697,699	-	-	697,699
Germany	3,311,327	-	-	3,311,327
Gibraltar	459,944	-	-	459,944
Hong Kong	1,643,904	-	126,918	1,770,822
Indonesia	141,377	-	-	141,377
Ireland	262,450	-	-	262,450
Isle Of Man	393,664	-	-	393,664
Italy	1,093,887	-	-	1,093,887
Japan	9,419,679	-	-	9,419,679
Jersey	255,749	-	-	255,749
Malaysia	456,801	-	-	456,801
Malta	51,311	-	-	51,311
Mexico	477,804	-	-	477,804
Netherlands	951,825	-	-	951,825
Norway	1,173,514	-	-	1,173,514
Poland	204,450	-	-	204,450
Portugal	190,548	-	-	190,548
Republic Of South Korea	812,566	-	-	812,566
Singapore	261,245	-	-	261,245
South Africa	198,141	-	-	198,141
Spain	142,758	-	-	142,758
Sweden	849,475	-	-	849,475
Switzerland	1,088,280	-	-	1,088,280
Taiwan	763,260	-	-	763,260
Thailand	191,192	-	-	191,192
Turkey	155,914	-	-	155,914
United Arab Emirates	207,212	-	-	207,212
United Kingdom	3,566,779	-	-	3,566,779
Virgin Islands, British	185,024	-	-	185,024
Preferred Stock
Brazil	20,307	-	-	20,307
Money Market Funds	-	1,549,664	-	1,549,664
Total Investments At Value	$35,121,631	$1,549,664	$126,918	$36,798,213

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2014

Level 1	Level 2	Level 3	Total

Other Financial Instruments**
Forward Currency Contracts	$-	$1,008	$-	$1,008
Total Assets	$35,121,631	$1,550,672	$126,918	$36,799,221
Liabilities
Other Financial Instruments**
Forward Currency Contracts	$-	$(326)	$-	$(326)
Total Liabilities	$-	$(326)	$-	$(326)

**Other Financial Instruments are derivative instruments not reflected in the schedule of investments, such as forward currency contracts, which are valued at unrealized appreciation  (depreciation) of the instrument at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Common Stock

Balance as of July 18, 2014***	$-
Purchases	127,060
Change in unrealized depreciation	(142)
Balance as of September 30, 2014	$126,918
Net change in unrealized depreciation from investments held as of September 30, 2014	$(142)
***Commencement of operations.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2014

Shares	Security Description	Value

Common Stock - 94.6%
Consumer Discretionary - 13.9%
11,950	Big 5 Sporting Goods Corp.	$111,972
16,003	Build-A-Bear Workshop, Inc. (a)	209,319
4,677	Core-Mark Holding Co., Inc.	248,068
41,290	Crown Crafts, Inc.	307,610
20,550	Culp, Inc.	372,982
18,550	Destination Maternity Corp.	286,412
5,461	Ethan Allen Interiors, Inc.	124,511
18,681	Jamba, Inc. (a)	265,644
16,714	MDC Partners, Inc., Class A	320,742
17,200	Modine Manufacturing Co. (a)	204,164
4,063	Multimedia Games Holding Co., Inc. (a)	146,309
54,200	Tandy Leather Factory, Inc. (a)	512,190
3,800	The Marcus Corp.	60,040
5,700	Tower International, Inc. (a)	143,583
5,900	Winmark Corp.	433,650
		3,747,196
Consumer Staples - 6.4%
16,200	ACCO Brands Corp. (a)	111,780
3,000	Calavo Growers, Inc.	135,420
11,692	Carriage Services, Inc.	202,622
8,500	Central Garden and Pet Co., Class A (a)	68,340
6,000	Global Cash Access Holdings, Inc. (a)	40,500
23,800	John B Sanfilippo & Son, Inc. (a)	770,168
12,711	SunOpta, Inc. (a)	153,422
6,600	US Physical Therapy, Inc.	233,574
		1,715,826
Energy - 2.6%
31,700	Abraxas Petroleum Corp. (a)	167,376
27,951	PetroQuest Energy, Inc. (a)	157,085
2,300	REX American Resources Corp. (a)	167,624
39,900	Warren Resources, Inc. (a)	211,470
		703,555
Financial - 12.7%
4,800	Apollo Residential Mortgage, Inc. REIT	74,064
31,000	Arbor Realty Trust, Inc. REIT	208,940
3,900	Berkshire Hills Bancorp, Inc.	91,611
29,000	Customers Bancorp, Inc. (a)	520,840
1,768	Diamond Hill Investment Group, Inc. (a)	217,552
8,500	Excel Trust, Inc. REIT	100,045
2,200	Financial Institutions, Inc.	49,456
13,300	First Merchants Corp.	268,793
8,500	JMP Group, Inc.	53,295
10,100	MainSource Financial Group, Inc.	174,225
4,650	Merchants Bancshares, Inc.	131,084
58,750	MicroFinancial, Inc.	473,525
4,800	Piper Jaffray Cos. (a)	250,752
5,900	Premier Financial Bancorp, Inc.	86,376

Shares	Security Description	Value

19,144	Pzena Investment Management, Inc., Class A	$182,825
35,000	Resource Capital Corp. REIT	170,450
11,700	Stock Yards Bancorp, Inc.	352,170
		3,406,003
Healthcare - 18.7%
5,036	ABIOMED, Inc. (a)	125,044
23,000	Addus HomeCare Corp. (a)	450,800
17,600	Affymetrix, Inc. (a)	140,448
1,800	Almost Family, Inc. (a)	48,906
7,400	Amicus Therapeutics, Inc. (a)	44,030
3,400	Ardelyx, Inc. (a)	48,314
4,500	BioCryst Pharmaceuticals, Inc. (a)	44,010
11,077	BioDelivery Sciences International, Inc. (a)	189,306
1,800	BioSpecifics Technologies Corp. (a)	63,540
7,900	Cambrex Corp. (a)	147,572
8,390	Capital Senior Living Corp. (a)	178,120
3,800	Eagle Pharmaceuticals, Inc. (a)	48,070
2,300	Emergent Biosolutions, Inc. (a)	49,013
51,000	Enzo Biochem, Inc. (a)	262,650
31,700	Harvard Bioscience, Inc. (a)	129,653
7,100	Heska Corp. (a)	93,649
4,500	Immunogen, Inc. (a)	47,655
2,700	MacroGenics, Inc. (a)	56,430
16,720	Natus Medical, Inc. (a)	493,407
15,550	Nutraceutical International Corp. (a)	325,151
18,600	Omega Protein Corp. (a)	232,500
10,100	PharMerica Corp. (a)	246,743
3,200	Prothena Corp. PLC (a)	70,912
9,900	Repligen Corp. (a)	197,109
40,900	SciClone Pharmaceuticals, Inc. (a)	281,801
9,400	Skilled Healthcare Group, Inc. (a)	62,040
14,000	Symmetry Medical, Inc. (a)	141,260
2,600	T2 Biosystems, Inc. (a)	47,034
32,600	TearLab Corp. (a)	110,840
5,551	The Providence Service Corp. (a)	268,557
8,500	Triple-S Management Corp., Class B (a)	169,150
4,600	Utah Medical Products, Inc.	224,296
		5,038,010
Industrial - 17.8%
3,684	ArcBest Corp.	137,413
5,100	Argan, Inc. (a)	170,238
6,968	Bel Fuse, Inc.	172,388
18,500	Blount International, Inc. (a)	279,905
12,020	Chase Corp.	374,062
11,300	Core Molding Technologies Inc (a)	160,234
6,000	Ducommun, Inc. (a)	164,460
2,177	DXP Enterprises, Inc. (a)	160,401
4,008	Huron Consulting Group, Inc. (a)	244,368

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2014

Shares	Security Description	Value

3,800	Lydall, Inc. (a)	$102,638
10,249	Marten Transport, Ltd.	182,535
4,900	MFRI, Inc. (a)	46,452
4,715	NCI Building Systems, Inc. (a)	91,471
9,339	Newport Corp. (a)	165,487
8,300	NN, Inc.	221,776
1,200	Patrick Industries, Inc. (a)	50,832
5,100	Quad/Graphics, Inc.	98,175
16,984	Quality Distribution, Inc. (a)	217,056
2,500	Standex International Corp.	185,350
47,800	Transcat, Inc. (a)	440,238
8,512	Tutor Perini Corp. (a)	224,717
39,094	UFP Technologies, Inc. (a)	859,286
1,000	VSE Corp.	49,020
		4,798,502
Information Technology - 12.4%
26,300	Alpha & Omega Semiconductor, Ltd. (a)	247,220
29,100	American Software, Inc., Class A	256,662
17,403	Callidus Software, Inc. (a)	209,184
51,800	Ciber Inc (a)	177,674
4,300	DTS, Inc. (a)	108,575
2,818	Encore Wire Corp.	104,520
26,523	inContact, Inc. (a)	230,617
31,800	Lattice Semiconductor Corp. (a)	238,500
13,971	Maxwell Technologies, Inc. (a)	121,827
8,785	Monotype Imaging Holdings, Inc.	248,791
10,243	PDF Solutions, Inc. (a)	129,164
7,509	Proofpoint, Inc. (a)	278,884
7,967	Qualys, Inc. (a)	211,922
3,292	SPS Commerce, Inc. (a)	174,970
11,900	Sykes Enterprises, Inc. (a)	237,762
8,656	Tangoe, Inc. (a)	117,289
14,450	Wayside Technology Group ,Inc.	228,455
		3,322,016
Materials - 2.6%
7,750	American Vanguard Corp.	86,800
31,800	Landec Corp. (a)	389,550
24,100	Mercer International, Inc. (a)	234,975
		711,325
Telecommunication Services - 7.5%
7,700	Black Box Corp.	179,564
16,634	Boingo Wireless, Inc. (a)	118,600
5,600	Comtech Telecommunications Corp.	208,040
25,094	Dice Holdings, Inc. (a)	210,288
28,022	Entravision Communications Corp., Class A	110,967
12,800	Inteliquent, Inc.	159,360
13,288	Perficient, Inc. (a)	199,187
30,982	Premiere Global Services, Inc. (a)	370,855

Shares	Security Description	Value

79,600	TeleCommunication Systems, Inc., Class A (a)	$222,084
71,600	Vonage Holdings Corp. (a)	234,848
		2,013,793

Total Common Stock (Cost $26,630,379)	25,456,226

Investment Companies - 1.8%
2,000	iShares Russell 2000 Value ETF	187,120
3,767	PowerShares S&P SmallCap Health Care Portfolio (a)	206,959
514	SPDR S&P Biotech ETF	80,168

Total Investment Companies (Cost $490,512)	474,247

Money Market Funds - 4.3%
1,159,270	Short-Term Investments Trust Liquid Asset Portfolio, 0.01% (b) (Cost $1,159,270)	1,159,270

Total Investments - 100.7% (Cost $28,280,161)*	$27,089,743
Other Assets & Liabilities, Net – (0.7)%	(191,958)
Net Assets – 100.0%	$26,897,785
ETF	Exchange Traded Fund
PL	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$770,356
Gross Unrealized Depreciation	(1,960,774)
Net Unrealized Depreciation	$(1,190,418)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$25,930,473
Level 2 - Other Significant Observable Inputs	1,159,270
Level 3 - Significant Unobservable Inputs	-
Total	$27,089,743

The Level 1 value displayed in this table is Common Stock and Investment Companies. The Level 2 value displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by type.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:           /s/ Stacey E. Hong____________________
Stacey E. Hong, Principal Executive Officer

Date:       November 17, 2014___________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Stacey E. Hong____________________
Stacey E. Hong, Principal Executive Officer

Date:   November 17, 2014___________________

By:           /s/ Karen Shaw_______________________
Karen Shaw, Principal Financial Officer

Date:   November 17, 2014___________________